Borrowings (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Borrowings
Average Balance Outstanding	$ 20,223	$ 20,548
Maximum Outstanding at any Month End	22,849	38,510
Balance	17,970	31,084
Federal funds purchased
Borrowings
Year End Weighted Rate (as a percent)	0.45%	0.40%
Average Weighted Rate (as a percent)	0.38%	0.41%
Average Balance Outstanding	404	635
Maximum Outstanding at any Month End	0	13,503
Balance	0	13,503
Short-term repurchase agreements
Borrowings
Year End Weighted Rate (as a percent)	0.12%	0.13%
Average Weighted Rate (as a percent)	0.10%	0.11%
Average Balance Outstanding	19,819	19,913
Maximum Outstanding at any Month End	22,849	25,007
Balance	$ 17,970	$ 17,581